Intangible Assets, Goodwill and Other Long Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Carrying amount percentage	16.00%
Carrying amount of goodwill (in Dollars)	$ 30,313	$ 30,313
Estimated future cash flows	5 years
Long term future growth rate	(4.80%)
Weighted-average cost of capital	11.80%
Growth rate	1.00%
Discount rate	1.00%
Bottom of range [member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Proprietary products segments (in Dollars)	$ 4,800
Top of range [member]
Intangible Assets, Goodwill and Other Long Term Assets [Line Items]
Proprietary products segments (in Dollars)	$ 21,000